Disclosure of Impairment of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment of intangible assets	$ (4,971)	$ (1,423)
Brand transition expenses
IfrsStatementLineItems [Line Items]
Impairment of intangible assets	$ (4,971)